SHARE BASED COMPENSATION - Deferred Share Units (Details) - Deferred Share Units € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) EquityInstruments shares	Dec. 31, 2020 EUR (€) EquityInstruments shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
SHARE BASED COMPENSATION
Value of options granted	€ 0
Granted (in shares) | EquityInstruments	178,800	80,000
Fair value on date of grant (in dollar per share) | $ / shares			$ 21.80	$ 8.20
Share-based compensation charge	€ 1,561	€ 427
Issuance of share capital upon exercise of DSUs (in shares) | shares	0	50,000
Exercised (in shares) | EquityInstruments		50,000
Issuance of share capital upon exercise of DSUs	€ 219
Minimum
SHARE BASED COMPENSATION
Fair value on date of grant (in dollar per share) | $ / shares			$ 6.88